BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 2) (Blekko) In Millions, unless otherwise specified	1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 RUB	Aug. 31, 2011 USD ($)	Aug. 31, 2011 RUB
Cost method investment
Cost method investment ownership percentage acquired	11.20%	11.20%	9.70%	9.70%
Cost method investment acquired	$ 3.5	112.0	$ 15.0	478.0
Warrant received as percentage of share capital outstanding	0.50%	0.50%